INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation and Investments Reserves	Non-Controlling Interests
Beginning balance	$ 11,151	$ 11,104	$ 11	$ 24,027	$ (13,001)	$ 66	$ 1	$ 47
Beginning balance (in shares) at Dec. 31, 2023			554,000,000
Proceeds from issuance of equity instruments, net of withholding taxes (in shares)			3,000,000
Proceeds from issuance of equity instruments, net of withholding taxes	1	1		1
Treasury shares (in shares)			(4,000,000)
Treasury shares	(200)	(200)		(200)
Share-based compensation	143	143		143
Net income	467	465			465			2
Other comprehensive income (loss)	20	20				8	12	0
Ending balance (in shares) at Sep. 30, 2024			553,000,000
Ending balance at Sep. 30, 2024	11,582	11,533	$ 11	23,971	(12,536)	74	13	49
Beginning balance	11,582	11,533	11	23,971	(12,536)	74	13	49
Beginning balance	$ 10,824	10,776	$ 11	24,014	(13,266)	19	(2)	48
Beginning balance (in shares) at Dec. 31, 2024	552,912,823		553,000,000
Proceeds from issuance of equity instruments, net of withholding taxes (in shares)			3,000,000
Proceeds from issuance of equity instruments, net of withholding taxes	$ (3)	(3)		(3)
Equity-settled share-based compensation	11	11		11
Share-based compensation	147	147		147
Net income	688	686			686			2
Other comprehensive income (loss)	$ 99	95				80	15	4
Ending balance (in shares) at Sep. 30, 2025	555,681,705		556,000,000
Ending balance at Sep. 30, 2025	$ 11,766	11,712	$ 11	24,169	(12,580)	99	13	54
Beginning balance	$ 11,766	$ 11,712	$ 11	$ 24,169	$ (12,580)	$ 99	$ 13	$ 54